                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     February 14, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]






























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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:     $210,067,978


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Wayne Cooperman

         [Repeat as necessary.]



















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
                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                    AS OF SEPTEMBER 30, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

ESG RE Ltd             Common    G31215109   485,626 "    70,000   X                              1          X
PXRE Group Ltd         Common    G73018106     137,800    10,600   X                              1          X
Scottish Annunity
  & Life Holdings Ltd  Common    G7885T104     761,437    93,000   X                              1          X
Advo Inc.              Common    007585102   2,916,500   122,800   X                              1          X
Advanta Corp -
  Class B              Common    007942204   9,894,375   703,600   X                              1                        X
Aetna Inc              Common    008117103   1,953,438    35,000   X                              1          X
American National
  Can                  Common    027714104     780,000    60,000   X                              1          X
Amerisource Health
  Corp                 Common    03071P102   1,069,201    70,400   X                              1          X
Amphenol Corp          Common    032095101   3,993,750    60,000   X                              1          X
Anadigics Inc          Common    032515108   3,435,251    72,800   X                              1          X
Apache Corp            Common    037411105     738,750    20,000   X                              1          X
Apria Healthcare
  Group                Common    037933108  15,072,882   840,300   X                              1          X
Bally's Total
  Fitness Hldgs        Common    05873K108   5,297,469   198,500   X                              1          X
Bank of America Corp   Common    060505104   2,007,500    40,000   X                              1          X
Biogen Inc             Common    090597105   2,535,000    30,000   X                              1          X
Boise Cascade Corp     Common    097383103   4,495,500   111,000   X                              1          X
Borg Warner
  Automotive           Common    099724106   1,215,000    30,000   X                              1          X
Coinmach Laundry Corp  Common    19259L101   1,550,188   145,900   X                              1          X
Columbia Energy Group  Common    197648108   2,530,000    40,000   X                              1          X
Conexant Systems Inc   Common    207142100   1,327,500    20,000   X                              1          X
Crestline
 Capital Corp          Common    226153104   2,489,438   120,700   X                              1          X
Daisytek
 International Corp    Common    234053106   1,934,938    83,000   X                              1          X
Donaldson Lufkin
  & Jenrette           Common    257661108   2,902,500    60,000   X                              1          X
Grand Union Co         Common    386532402   4,253,513   420,100   X                              1          X
Harbinger Corp         Common    41145C103   1,431,563    45,000   X                              1          X
Hutchinson Technology  Common    448407106   3,004,750   141,400   X                              1          X


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Infinity Broadcasting
  Corp                 Common    45662S102   3,665,794   101,300   X                              1          X
Interim Services Inc   Common    45868P100   3,279,375   132,500   X                              1          X
Intrawest Corp         Common    460915200     476,094    27,500   X                              1          X
Kaufman & Broad
  Home Corp            Common    486168107   2,121,244    87,700   X                              1          X
LNR Property Corp      Common    501940100  16,694,782   839,989   X                              1          X
Laboratory Corp
  of America           Common    50540R102   1,922,663   521,400   X                              1          X
Lojack Corp            Common    539451104     911,250   135,000   X                              1          X
MCM Capital Group Inc  Common    55269B105      87,188    22,500   X                              1          X
Maker Communications
  Inc                  Common    560875106     611,325    14,300   X                              1          X
Meristar Hotels
  & Resorts Inc        Common    589988104     832,913   233,800   X                              1          X
Meritor Automotive
  Inc                  Common    59000G100   1,162,500    60,000   X                              1          X
Monsanto Co            Common    611662107     708,750    20,000   X                              1          X
Navistar International
  Corp                 Common    63934E108   4,465,000    95,000   X                              1          X
News Corp Ltd,
  Class A              Common    652487802   2,013,750    60,000   X                              1          X
Niagra Mohawk
  Holdings Inc         Common    653520106   3,028,619   217,300   X                              1          X
Ogden Corp             Common    676346109   2,286,031   191,500   X                              1          X
Oxford Health
  Plans Inc            Common    691471106     507,500    40,000   X                              1          X
PFF Bancorp Inc        Common    69331W104     290,626    15,000   X                              1          X
Panera Bread Co        Common    69840W108   4,608,925   594,700   X                              1          X
Pepsi Bottling
  Group Inc            Common    713409100     828,126    50,000   X                              1          X
Pixar                  Common    725811103     707,500    20,000   X                              1          X
Players International
  Inc                  Common    727903106     904,063   110,000   X                              1          X
Park Place
 Entertainment Corp    Common    700690100   1,250,000   100,000   X                              1          X
Prime Hospitality
 Corp                  Common    741917108   1,694,441   192,277   X                              1          X
Quest Diagnostic       Common    74834L100   1,552,576    50,800   X                              1          X
Renal Care Group Inc   Common    759930100   2,961,613   126,700   X                              1          X
Resource America Inc   Common    761195205   1,617,525   205,400   X                              1          X
Resource Assets
  Investment Trust     Common    761196104   3,888,175   359,600   X                              1          X
Ryders Systems Inc     Common    783549108   4,887,500   200,000   X                              1          X
Seagate Technology
  Inc                  Common    811804103  10,709,376   230,000   X                              1          X
Shaw Industries Inc    Common    820286102   6,778,150   437,300   X                              1          X
Starwood Hotels
  & Resorts            Common    85590A203     575,750    24,500   X                              1          X




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Starwood Financial
  Inc                  Common    85569R104   1,873,126   111,000   X                              1          X
Station Casinos Inc    Common    857689103   1,023,150    45,600   X                              1          X
Suiza Foods Corp       Common    865077101   1,557,263    39,300   X                              1          X
Sybase Inc             Common    871130100   1,360,000    80,000   X                              1          X
Symantec Corp          Common    871503108   4,396,876    75,000   X                              1          X
Taiwan Semiconducted
  Mfg Co               Common    874039100     724,500    16,100   X                              1          X
Telephone & Data
  Systems Inc          Common    879433100   5,191,200    41,200   X                              1          X
Tenet Healthcare Corp  Common    88033G100   2,187,850    93,100   X                              1          X
Triad Hospital Inc     Common    89579K109   5,534,238   365,900   X                              1          X
Tricon Global
  Restaurants Inc      Common    895953107   6,469,688   167,500   X                              1          X
UnitedGolbalCom Inc    Common    913247508   6,723,500    95,200   X                              1          X
Warnaco Group Inc      Common    934390105     615,625    50,000   X                              1          X
Williams Companies
  Inc                  Common    969457100   5,302,594   173,500   X                              1          X
Yahoo Inc              Common    984332106     865,375     2,000   X                              1          X
COLUMN TOTALS                              210,067,978
































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